John Hancock

Multi-Index Lifetime Portfolios

Quarterly portfolio holdings 5/31/19

Portfolios’ investments

MULTI-INDEX 2060 LIFETIME PORTFOLIO

As of 5-31-19 (unaudited)
	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 61.5%
Equity - 61.5%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,352,856	$14,489,086
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $16,449,535)		$14,489,086
UNAFFILIATED INVESTMENT COMPANIES - 38.2%
Exchange-traded funds - 38.2%
Financial Select Sector SPDR Fund	13,109	340,965
Invesco Senior Loan ETF (C)	4,258	96,401
iShares Edge MSCI Min Vol USA ETF	20,565	1,215,597
iShares Global Infrastructure ETF	1,549	69,101
iShares JP Morgan USD Emerging Markets Bond ETF	1,115	122,527
iShares TIPS Bond ETF	272	31,353
SPDR Bloomberg Barclays High Yield Bond ETF	410	43,522
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	1,421	38,168
Vanguard Dividend Appreciation ETF	7,315	793,312
Vanguard Energy ETF	3,973	312,953
Vanguard FTSE All World ex-US Small-Cap ETF	4,432	447,987
Vanguard FTSE Developed Markets ETF	14,476	576,724
Vanguard FTSE Emerging Markets ETF	22,741	924,194
Vanguard Global ex-U.S. Real Estate ETF	1,195	68,665
Vanguard Health Care ETF	1,742	284,538
Vanguard Information Technology ETF	1,539	299,274
Vanguard Intermediate-Term Corporate Bond ETF	3,741	329,470
Vanguard Materials ETF	1,168	134,507
Vanguard Mid-Cap ETF	8,855	1,386,871
Vanguard Real Estate ETF	2,400	208,536
Vanguard S&P 500 ETF	367	92,803
Vanguard Short-Term Bond ETF	2,497	200,085
Vanguard Short-Term Corporate Bond ETF	1,934	154,952
Vanguard Short-Term Inflation-Protected Securities ETF	1,258	61,868
Vanguard Small-Cap ETF	4,075	598,699
Vanguard Total Bond Market ETF	1,497	123,113
Xtrackers USD High Yield Corporate Bond ETF	917	44,896
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $8,857,433)		$9,001,081
SECURITIES LENDING COLLATERAL - 0.4%
John Hancock Collateral Trust, 2.3405% (D)(E)	9,737	97,440
TOTAL SECURITIES LENDING COLLATERAL (Cost $97,440)		$97,440
SHORT-TERM INVESTMENTS - 0.4%
Money market funds - 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3150% (D)	87,271	87,271

MULTI-INDEX 2060 LIFETIME PORTFOLIO (continued)

	Shares or
	Principal
	Amount	Value
TOTAL SHORT-TERM INVESTMENTS (Cost $87,271)		$87,271
Total investments (Cost $25,491,679) - 100.5%		$23,674,878
Other assets and liabilities, net - (0.5%)		(118,651)
TOTAL NET ASSETS - 100.0%		$23,556,227

MULTI-INDEX 2055 LIFETIME PORTFOLIO

As of 5-31-19 (unaudited)
	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 61.5%
Equity - 61.5%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	4,403,479	$47,161,263
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $53,155,390)		$47,161,263
UNAFFILIATED INVESTMENT COMPANIES - 38.3%
Exchange-traded funds - 38.3%
Financial Select Sector SPDR Fund	42,753	1,112,006
Invesco Senior Loan ETF (C)	13,793	312,274
iShares Edge MSCI Min Vol USA ETF	66,865	3,952,390
iShares Global Infrastructure ETF	5,003	223,184
iShares JP Morgan USD Emerging Markets Bond ETF	3,601	395,714
iShares TIPS Bond ETF	868	100,054
SPDR Bloomberg Barclays High Yield Bond ETF (C)	1,341	142,347
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	4,616	123,986
Vanguard Dividend Appreciation ETF	23,873	2,589,027
Vanguard Energy ETF	12,960	1,020,859
Vanguard FTSE All World ex-US Small-Cap ETF	14,541	1,469,804
Vanguard FTSE Developed Markets ETF	47,397	1,888,296
Vanguard FTSE Emerging Markets ETF	74,418	3,024,348
Vanguard Global ex-U.S. Real Estate ETF	3,903	224,266
Vanguard Health Care ETF	5,703	931,528
Vanguard Information Technology ETF	5,036	979,301
Vanguard Intermediate-Term Corporate Bond ETF	12,137	1,068,906
Vanguard Materials ETF	3,812	438,990
Vanguard Mid-Cap ETF	28,880	4,523,186
Vanguard Real Estate ETF	7,762	674,440
Vanguard S&P 500 ETF	1,198	302,938
Vanguard Short-Term Bond ETF	8,107	649,614
Vanguard Short-Term Corporate Bond ETF (C)	6,287	503,714
Vanguard Short-Term Inflation-Protected Securities ETF	4,035	198,441
Vanguard Small-Cap ETF	13,292	1,952,861
Vanguard Total Bond Market ETF	4,843	398,288
Xtrackers USD High Yield Corporate Bond ETF	2,994	146,586
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $27,020,242)		$29,347,348

2 JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTI-INDEX 2055 LIFETIME PORTFOLIO (continued)

	Shares or
	Principal
	Amount	Value
SECURITIES LENDING COLLATERAL - 1.3%
John Hancock Collateral Trust, 2.3405% (D)(E)	96,353	$964,206
TOTAL SECURITIES LENDING COLLATERAL (Cost $964,200)		$964,206
SHORT-TERM INVESTMENTS - 0.2%
Money market funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3150% (D)	188,150	188,150
TOTAL SHORT-TERM INVESTMENTS (Cost $188,150)		$188,150
Total investments (Cost $81,327,982) - 101.3%		$77,660,967
Other assets and liabilities, net - (1.3%)		(1,010,319)
TOTAL NET ASSETS - 100.0%		$76,650,648

MULTI-INDEX 2050 LIFETIME PORTFOLIO

As of 5-31-19 (unaudited)
	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 61.5%
Equity - 61.5%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	6,428,289	$68,846,975
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $78,033,511)		$68,846,975
UNAFFILIATED INVESTMENT COMPANIES - 38.4%
Exchange-traded funds - 38.4%
Financial Select Sector SPDR Fund	62,477	1,625,027
Invesco Senior Loan ETF (C)	20,261	458,709
iShares Edge MSCI Min Vol USA ETF	97,963	5,790,593
iShares Global Infrastructure ETF	7,378	329,133
iShares JP Morgan USD Emerging Markets Bond ETF	5,341	586,922
iShares TIPS Bond ETF	1,284	148,007
SPDR Bloomberg Barclays High Yield Bond ETF (C)	1,972	209,328
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	6,790	182,379
Vanguard Dividend Appreciation ETF	35,023	3,798,244
Vanguard Energy ETF	18,962	1,493,637
Vanguard FTSE All World ex-US Small-Cap ETF	21,203	2,143,199
Vanguard FTSE Developed Markets ETF	69,128	2,754,060
Vanguard FTSE Emerging Markets ETF	108,410	4,405,782
Vanguard Global ex-U.S. Real Estate ETF	5,766	331,314
Vanguard Health Care ETF	8,327	1,360,132
Vanguard Information Technology ETF	7,337	1,426,753
Vanguard Intermediate-Term Corporate Bond ETF	17,863	1,573,194
Vanguard Materials ETF (C)	5,579	642,478
Vanguard Mid-Cap ETF	42,203	6,609,834
Vanguard Real Estate ETF	11,373	988,200
Vanguard S&P 500 ETF	1,750	442,523
Vanguard Short-Term Bond ETF	11,988	960,598
Vanguard Short-Term Corporate Bond ETF	9,298	744,956

MULTI-INDEX 2050 LIFETIME PORTFOLIO (continued)

	Shares or
	Principal
	Amount	Value
Exchange-traded funds - (continued)
Vanguard Short-Term Inflation-Protected Securities ETF	5,949	$292,572
Vanguard Small-Cap ETF	19,424	2,853,774
Vanguard Total Bond Market ETF	7,156	588,509
Xtrackers USD High Yield Corporate Bond ETF	4,399	215,375
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $39,723,739)		$42,955,232
SECURITIES LENDING COLLATERAL - 0.6%
John Hancock Collateral Trust, 2.3405% (D)(E)	68,230	682,779
TOTAL SECURITIES LENDING COLLATERAL (Cost $682,767)		$682,779
SHORT-TERM INVESTMENTS - 0.2%
Money market funds - 0.2%
State Street Institutional U.S. Government
Money Market Fund, Premier Class, 2.3150% (D)	258,837	258,837
TOTAL SHORT-TERM INVESTMENTS (Cost $258,837)		$258,837
Total investments (Cost $118,698,854) - 100.7%		$112,743,823
Other assets and liabilities, net - (0.7%)		(769,651)
TOTAL NET ASSETS - 100.0%		$111,974,172

MULTI-INDEX 2045 LIFETIME PORTFOLIO

As of 5-31-19 (unaudited)
	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 61.5%
Equity - 61.5%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	9,150,010	$97,996,611
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $111,689,270)		$97,996,611
UNAFFILIATED INVESTMENT COMPANIES - 38.4%
Exchange-traded funds - 38.4%
Financial Select Sector SPDR Fund	88,920	2,312,809
Invesco Senior Loan ETF (C)	28,820	652,485
iShares Edge MSCI Min Vol USA ETF	139,654	8,254,948
iShares Global Infrastructure ETF	10,469	467,022
iShares JP Morgan USD Emerging Markets Bond ETF	7,520	826,373
iShares TIPS Bond ETF	1,813	208,985
SPDR Bloomberg Barclays High Yield Bond ETF (C)	2,800	297,220
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	9,634	258,769
Vanguard Dividend Appreciation ETF	50,367	5,462,301
Vanguard Energy ETF	27,004	2,127,105
Vanguard FTSE All World ex-US Small-Cap ETF	30,304	3,063,128
Vanguard FTSE Developed Markets ETF	98,807	3,936,471
Vanguard FTSE Emerging Markets ETF	154,969	6,297,940
Vanguard Global ex-U.S. Real Estate ETF	8,169	469,391
Vanguard Health Care ETF (C)	11,910	1,945,379
Vanguard Information Technology ETF	10,488	2,039,496

SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS 3

MULTI-INDEX 2045 LIFETIME PORTFOLIO (continued)

	Shares or
	Principal
	Amount	Value
Exchange-traded funds - (continued)
Vanguard Intermediate-Term Corporate Bond ETF	25,342	$2,231,870
Vanguard Materials ETF	7,951	915,637
Vanguard Mid-Cap ETF	60,067	9,407,693
Vanguard Real Estate ETF	16,243	1,411,354
Vanguard S&P 500 ETF	2,488	629,141
Vanguard Short-Term Bond ETF	16,935	1,357,002
Vanguard Short-Term Corporate Bond ETF (C)	13,150	1,053,578
Vanguard Short-Term Inflation-Protected Securities ETF	8,435	414,833
Vanguard Small-Cap ETF	27,642	4,061,163
Vanguard Total Bond Market ETF	10,116	831,940
Xtrackers USD High Yield Corporate Bond ETF	6,252	306,098
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $56,499,224)		$61,240,131
SECURITIES LENDING COLLATERAL - 1.5%
John Hancock Collateral Trust, 2.3405% (D)(E)	248,781	2,489,547
TOTAL SECURITIES LENDING COLLATERAL (Cost $2,489,348)		$2,489,547
SHORT-TERM INVESTMENTS - 0.2%
Money market funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3150% (D)	297,040	297,040
TOTAL SHORT-TERM INVESTMENTS (Cost $297,040)		$297,040
Total investments (Cost $170,974,882) - 101.6%		$162,023,329
Other assets and liabilities, net - (1.6%)		(2,567,268)
TOTAL NET ASSETS - 100.0%		$159,456,061

MULTI-INDEX 2040 LIFETIME PORTFOLIO

As of 5-31-19 (unaudited)
	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 59.6%
Equity - 59.6%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	10,193,228	$109,169,473
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $123,749,748)		$109,169,473
UNAFFILIATED INVESTMENT COMPANIES - 40.3%
Exchange-traded funds - 40.3%
Financial Select Sector SPDR Fund	102,135	2,656,531
Invesco Senior Loan ETF (C)	37,395	846,623
iShares Edge MSCI Min Vol USA ETF	158,141	9,347,715
iShares Global Infrastructure ETF	11,944	532,822
iShares JP Morgan USD Emerging Markets Bond ETF	11,654	1,280,658
iShares TIPS Bond ETF	2,464	284,025
SPDR Bloomberg Barclays High Yield Bond ETF (C)	4,104	435,640
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	12,938	347,515

MULTI-INDEX 2040 LIFETIME PORTFOLIO (continued)

	Shares or
	Principal
	Amount	Value
Exchange-traded funds - (continued)
Vanguard Dividend Appreciation ETF	56,467	$6,123,846
Vanguard Energy ETF (C)	30,702	2,418,397
Vanguard FTSE All World ex-US Small-Cap ETF	34,460	3,483,217
Vanguard FTSE Developed Markets ETF	112,318	4,474,749
Vanguard FTSE Emerging Markets ETF	175,968	7,151,340
Vanguard Global ex-U.S. Real Estate ETF	9,271	532,712
Vanguard Health Care ETF (C)	13,233	2,161,478
Vanguard Information Technology ETF	11,546	2,245,235
Vanguard Intermediate-Term Corporate Bond ETF	35,972	3,168,054
Vanguard Materials ETF	9,058	1,043,119
Vanguard Mid-Cap ETF	68,180	10,678,350
Vanguard Real Estate ETF	18,442	1,602,425
Vanguard S&P 500 ETF	4,081	1,031,962
Vanguard Short-Term Bond ETF	33,626	2,694,451
Vanguard Short-Term Corporate Bond ETF (C)	21,164	1,695,660
Vanguard Short-Term Inflation-Protected Securities ETF (C)	11,466	563,898
Vanguard Small-Cap ETF	32,172	4,726,710
Vanguard Total Bond Market ETF	21,300	1,751,712
Xtrackers USD High Yield Corporate Bond ETF	7,629	373,516
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $67,499,964)		$73,652,360
SECURITIES LENDING COLLATERAL - 2.0%
John Hancock Collateral Trust, 2.3405% (D)(E)	358,592	3,588,427
TOTAL SECURITIES LENDING COLLATERAL (Cost $3,588,370)		$3,588,427
SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
State Street Institutional U.S. Government
Money Market Fund, Premier Class, 2.3150% (D)	279,441	279,441
TOTAL SHORT-TERM INVESTMENTS (Cost $279,441)		$279,441
Total investments (Cost $195,117,523) - 102.0%		$186,689,701
Other assets and liabilities, net - (2.0%)		(3,605,570)
TOTAL NET ASSETS - 100.0%		$183,084,131

MULTI-INDEX 2035 LIFETIME PORTFOLIO

As of 5-31-19 (unaudited)
	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 54.6%
Equity - 54.6%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	10,909,811	$116,844,076
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $132,326,012)		$116,844,076
UNAFFILIATED INVESTMENT COMPANIES - 45.3%
Exchange-traded funds - 45.3%
Financial Select Sector SPDR Fund	114,326	2,973,619
Invesco Senior Loan ETF (C)	124,979	2,829,525

4 JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTI-INDEX 2035 LIFETIME PORTFOLIO (continued)

	Shares or
	Principal
	Amount	Value
Exchange-traded funds - (continued)
iShares Edge MSCI Min Vol USA ETF	178,005	$10,521,876
iShares Global Infrastructure ETF	13,107	584,703
iShares JP Morgan USD Emerging Markets Bond ETF	28,223	3,101,425
iShares TIPS Bond ETF	6,715	774,038
SPDR Bloomberg Barclays High Yield Bond ETF (C)	13,419	1,424,427
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	38,943	1,046,009
Vanguard Dividend Appreciation ETF	63,582	6,895,468
Vanguard Energy ETF	33,766	2,659,748
Vanguard FTSE All World ex-US Small-Cap ETF	36,825	3,722,271
Vanguard FTSE Developed Markets ETF	119,410	4,757,294
Vanguard FTSE Emerging Markets ETF	175,934	7,149,958
Vanguard Global ex-U.S. Real Estate ETF	10,185	585,230
Vanguard Health Care ETF (C)	13,407	2,189,899
Vanguard Information Technology ETF	11,580	2,251,847
Vanguard Intermediate-Term Corporate Bond ETF	81,700	7,195,322
Vanguard Materials ETF	9,932	1,143,769
Vanguard Mid-Cap ETF	73,707	11,543,990
Vanguard Real Estate ETF	20,225	1,757,350
Vanguard S&P 500 ETF	4,285	1,083,548
Vanguard Short-Term Bond ETF (C)	61,301	4,912,049
Vanguard Short-Term Corporate Bond ETF (C)	45,466	3,642,736
Vanguard Short-Term Inflation-Protected Securities ETF (C)	31,302	1,539,432
Vanguard Small-Cap ETF	31,419	4,616,079
Vanguard Total Bond Market ETF	63,349	5,209,822
Xtrackers USD High Yield Corporate Bond ETF	20,640	1,010,534
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $89,548,441)		$97,121,968
SECURITIES LENDING COLLATERAL - 4.6%
John Hancock Collateral Trust, 2.3405% (D)(E)	985,133	9,858,228
TOTAL SECURITIES LENDING COLLATERAL (Cost $9,858,034)		$9,858,228
SHORT-TERM INVESTMENTS - 0.2%
Money market funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3150% (D)	394,420	394,420
TOTAL SHORT-TERM INVESTMENTS (Cost $394,420)		$394,420
Total investments (Cost $232,126,907) - 104.7%		$224,218,692
Other assets and liabilities, net - (4.7%)		(9,965,787)
TOTAL NET ASSETS - 100.0%		$214,252,905

MULTI-INDEX 2030 LIFETIME PORTFOLIO

As of 5-31-19 (unaudited)
	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 48.7%
Equity - 48.7%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	10,653,379	$114,097,689
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $128,277,872)		$114,097,689
UNAFFILIATED INVESTMENT COMPANIES - 51.1%
Exchange-traded funds - 51.1%
Financial Select Sector SPDR Fund	113,746	2,958,533
Invesco Senior Loan ETF (C)	213,171	4,826,191
iShares Edge MSCI Min Vol USA ETF	192,340	11,369,217
iShares Global Infrastructure ETF	13,011	580,421
iShares JP Morgan USD Emerging Markets Bond ETF	44,884	4,932,303
iShares TIPS Bond ETF	13,397	1,544,272
SPDR Bloomberg Barclays High Yield Bond ETF (C)	25,753	2,733,681
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	67,873	1,823,069
Vanguard Dividend Appreciation ETF	69,260	7,511,247
Vanguard Energy ETF	33,245	2,618,709
Vanguard FTSE All World ex-US Small-Cap ETF	34,673	3,504,747
Vanguard FTSE Developed Markets ETF	118,283	4,712,395
Vanguard FTSE Emerging Markets ETF	142,144	5,776,732
Vanguard Global ex-U.S. Real Estate ETF	10,116	581,265
Vanguard Health Care ETF	12,147	1,984,091
Vanguard Information Technology ETF	11,425	2,221,706
Vanguard Intermediate-Term Corporate Bond ETF	122,915	10,825,123
Vanguard Materials ETF	9,962	1,147,224
Vanguard Mid-Cap ETF	69,810	10,933,642
Vanguard Real Estate ETF	20,135	1,749,530
Vanguard S&P 500 ETF	13,423	3,394,274
Vanguard Short-Term Bond ETF	99,083	7,939,521
Vanguard Short-Term Corporate Bond ETF	79,900	6,401,588
Vanguard Short-Term Inflation-Protected Securities ETF	62,598	3,078,570
Vanguard Small-Cap ETF	32,361	4,754,478
Vanguard Total Bond Market ETF	97,082	7,984,024
Xtrackers USD High Yield Corporate Bond ETF	33,684	1,649,169
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $111,380,683)		$119,535,722
SECURITIES LENDING COLLATERAL - 3.3%
John Hancock Collateral Trust, 2.3405% (D)(E)	769,051	7,695,894
TOTAL SECURITIES LENDING COLLATERAL (Cost $7,695,808)		$7,695,894
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3150% (D)	1,034	1,034

SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS 5

MULTI-INDEX 2030 LIFETIME PORTFOLIO (continued)

	Shares or
	Principal
	Amount	Value
TOTAL SHORT-TERM INVESTMENTS (Cost $1,034)		$1,034
Total investments (Cost $247,355,397) - 103.1%		$241,330,339
Other assets and liabilities, net - (3.1%)		(7,277,230)
TOTAL NET ASSETS - 100.0%		$234,053,109

MULTI-INDEX 2025 LIFETIME PORTFOLIO

As of 5-31-19 (unaudited)
	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 40.9%
Equity - 40.9%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	8,053,139	$86,249,122
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $96,301,682)		$86,249,122
UNAFFILIATED INVESTMENT COMPANIES - 59.0%
Exchange-traded funds - 59.0%
Financial Select Sector SPDR Fund	89,620	2,331,016
Invesco Senior Loan ETF (C)	358,039	8,106,003
iShares Edge MSCI Min Vol USA ETF	163,559	9,667,972
iShares Global Infrastructure ETF	10,128	451,810
iShares JP Morgan USD Emerging Markets Bond ETF	54,758	6,017,357
iShares TIPS Bond ETF	19,490	2,246,612
SPDR Bloomberg Barclays High Yield Bond ETF (C)	37,594	3,990,603
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	98,482	2,645,227
Vanguard Dividend Appreciation ETF	59,054	6,404,406
Vanguard Energy ETF	26,399	2,079,449
Vanguard FTSE All World ex-US Small-Cap ETF	23,889	2,414,700
Vanguard FTSE Developed Markets ETF	70,745	2,818,481
Vanguard FTSE Emerging Markets ETF	85,461	3,473,135
Vanguard Global ex-U.S. Real Estate ETF	7,890	453,359
Vanguard Health Care ETF	8,992	1,468,753
Vanguard Information Technology ETF	8,452	1,643,576
Vanguard Intermediate-Term Corporate Bond ETF	187,353	16,500,179
Vanguard Materials ETF	7,766	894,333
Vanguard Mid-Cap ETF	50,449	7,901,322
Vanguard Real Estate ETF	15,751	1,368,604
Vanguard S&P 500 ETF	7,178	1,815,101
Vanguard Short-Term Bond ETF	108,009	8,654,761
Vanguard Short-Term Corporate Bond ETF (C)	105,855	8,481,103
Vanguard Short-Term Inflation-Protected Securities ETF	90,650	4,458,167
Vanguard Small-Cap ETF	22,182	3,258,979
Vanguard Total Bond Market ETF	152,723	12,559,940
Xtrackers USD High Yield Corporate Bond ETF	47,184	2,310,129
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $117,213,181)		$124,415,077

MULTI-INDEX 2025 LIFETIME PORTFOLIO (continued)

	Shares or
	Principal
	Amount	Value
SECURITIES LENDING COLLATERAL - 6.7%
John Hancock Collateral Trust, 2.3405% (D)(E)	1,407,059	$14,080,444
TOTAL SECURITIES LENDING COLLATERAL (Cost $14,080,404)		$14,080,444
SHORT-TERM INVESTMENTS - 0.2%
Money market funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3150% (D)	374,065	374,065
TOTAL SHORT-TERM INVESTMENTS (Cost $374,065)		$374,065
Total investments (Cost $227,969,332) - 106.8%		$225,118,708
Other assets and liabilities, net - (6.8%)		(14,250,427)
TOTAL NET ASSETS - 100.0%		$210,868,281

MULTI-INDEX 2020 LIFETIME PORTFOLIO

As of 5-31-19 (unaudited)
	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 33.3%
Equity - 33.3%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	4,181,739	$44,786,430
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $49,869,015)		$44,786,430
UNAFFILIATED INVESTMENT COMPANIES - 66.7%
Exchange-traded funds - 66.7%
Financial Select Sector SPDR Fund	38,998	1,014,338
Invesco Senior Loan ETF	291,266	6,594,262
iShares Edge MSCI Min Vol USA ETF	109,486	6,471,717
iShares Global Infrastructure ETF	5,747	256,374
iShares JP Morgan USD Emerging Markets Bond ETF	42,479	4,668,017
iShares TIPS Bond ETF	16,220	1,869,679
SPDR Bloomberg Barclays High Yield Bond ETF (C)	31,601	3,354,446
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	82,857	2,225,539
Vanguard Dividend Appreciation ETF	39,213	4,252,650
Vanguard Energy ETF	14,525	1,144,134
Vanguard FTSE All World ex-US Small-Cap ETF	11,134	1,125,425
Vanguard FTSE Developed Markets ETF	26,700	1,063,728
Vanguard FTSE Emerging Markets ETF	29,134	1,184,006
Vanguard Global ex-U.S. Real Estate ETF	4,477	257,248
Vanguard Health Care ETF	4,676	763,778
Vanguard Information Technology ETF	4,009	779,590
Vanguard Intermediate-Term Corporate Bond ETF	159,829	14,076,140
Vanguard Materials ETF	4,355	501,522
Vanguard Mid-Cap ETF	23,490	3,679,004
Vanguard Real Estate ETF	8,895	772,887
Vanguard S&P 500 ETF	3,975	1,005,158
Vanguard Short-Term Bond ETF	80,110	6,419,214
Vanguard Short-Term Corporate Bond ETF	92,014	7,372,162

6 JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTI-INDEX 2020 LIFETIME PORTFOLIO (continued)

	Shares or
	Principal
	Amount	Value
Exchange-traded funds - (continued)
Vanguard Short-Term Inflation-Protected Securities ETF	75,789	$3,727,303
Vanguard Small-Cap ETF	12,384	1,819,457
Vanguard Total Bond Market ETF	138,597	11,398,217
Xtrackers USD High Yield Corporate Bond ETF	39,312	1,924,716
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $85,334,889)		$89,720,711
SECURITIES LENDING COLLATERAL - 2.5%
John Hancock Collateral Trust, 2.3405% (D)(E)	341,717	3,419,559
TOTAL SECURITIES LENDING COLLATERAL (Cost $3,419,524)		$3,419,559
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3150% (D)	1,034	1,034
TOTAL SHORT-TERM INVESTMENTS (Cost $1,034)		$1,034
Total investments (Cost $138,624,462) - 102.5%		$137,927,734
Other assets and liabilities, net - (2.5%)		(3,424,168)
TOTAL NET ASSETS - 100.0%		$134,503,566

MULTI-INDEX 2015 LIFETIME PORTFOLIO

As of 5-31-19 (unaudited)
	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 29.3%
Equity - 29.3%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,100,059	$11,781,634
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $12,857,442)		$11,781,634
UNAFFILIATED INVESTMENT COMPANIES - 70.5%
Exchange-traded funds - 70.5%
Financial Select Sector SPDR Fund	5,796	150,754
Invesco Senior Loan ETF (C)	97,895	2,216,343
iShares Edge MSCI Min Vol USA ETF	32,791	1,938,276
iShares Global Infrastructure ETF	1,510	67,361
iShares JP Morgan USD Emerging Markets Bond ETF	14,337	1,575,493
iShares TIPS Bond ETF	5,598	645,281
SPDR Bloomberg Barclays High Yield Bond ETF (C)	10,649	1,130,391
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	27,931	750,227
Vanguard Dividend Appreciation ETF	11,809	1,280,686
Vanguard Energy ETF	3,907	307,754
Vanguard FTSE Developed Markets ETF	4,813	191,750
Vanguard FTSE Emerging Markets ETF	6,168	250,668
Vanguard Global ex-U.S. Real Estate ETF	1,177	67,630
Vanguard Health Care ETF	593	96,861
Vanguard Information Technology ETF	596	115,898

MULTI-INDEX 2015 LIFETIME PORTFOLIO (continued)

	Shares or
	Principal
	Amount	Value
Exchange-traded funds - (continued)
Vanguard Intermediate-Term Corporate Bond ETF	60,811	$5,355,624
Vanguard Materials ETF	1,149	132,319
Vanguard Mid-Cap ETF	5,577	873,470
Vanguard Real Estate ETF	2,344	203,670
Vanguard S&P 500 ETF	8	2,023
Vanguard Short-Term Bond ETF	21,398	1,714,622
Vanguard Short-Term Corporate Bond ETF	34,348	2,751,962
Vanguard Short-Term Inflation-Protected Securities ETF	26,079	1,282,565
Vanguard Small-Cap ETF	1,593	234,044
Vanguard Total Bond Market ETF	52,511	4,318,505
Xtrackers USD High Yield Corporate Bond ETF	13,264	649,405
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $26,814,547)		$28,303,582
SECURITIES LENDING COLLATERAL - 8.5%
John Hancock Collateral Trust, 2.3405% (D)(E)	339,283	3,395,205
TOTAL SECURITIES LENDING COLLATERAL (Cost $3,395,205)		$3,395,205
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3150% (D)	7,809	7,809
TOTAL SHORT-TERM INVESTMENTS (Cost $7,809)		$7,809
Total investments (Cost $43,075,003) - 108.3%		$43,488,230
Other assets and liabilities, net - (8.3%)		(3,324,308)
TOTAL NET ASSETS - 100.0%		$40,163,922

MULTI-INDEX 2010 LIFETIME PORTFOLIO

As of 5-31-19 (unaudited)
	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 25.2%
Equity - 25.2%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	605,673	$6,486,756
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $7,139,639)		$6,486,756
UNAFFILIATED INVESTMENT COMPANIES - 74.6%
Exchange-traded funds - 74.6%
Invesco Senior Loan ETF (C)	63,659	1,441,240
iShares Edge MSCI Min Vol USA ETF	21,323	1,260,403
iShares Global Infrastructure ETF	896	39,971
iShares JP Morgan USD Emerging Markets Bond ETF	9,951	1,093,515
iShares TIPS Bond ETF	3,988	459,697
SPDR Bloomberg Barclays High Yield Bond ETF (C)	7,488	794,851
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	19,656	527,960
Vanguard Dividend Appreciation ETF	7,599	824,112

SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS 7

MULTI-INDEX 2010 LIFETIME PORTFOLIO (continued)

	Shares or
	Principal
	Amount	Value
Exchange-traded funds - (continued)
Vanguard Energy ETF	2,305	$181,565
Vanguard FTSE Developed Markets ETF	2,141	85,297
Vanguard FTSE Emerging Markets ETF	2,244	91,196
Vanguard Global ex-U.S. Real Estate ETF	695	39,935
Vanguard Intermediate-Term Bond ETF	1,615	137,921
Vanguard Intermediate-Term Corporate Bond ETF	44,152	3,888,464
Vanguard Materials ETF	678	78,078
Vanguard Mid-Cap ETF	2,779	435,247
Vanguard Real Estate ETF	1,385	120,343
Vanguard S&P 500 ETF	5	1,264
Vanguard Short-Term Bond ETF	14,212	1,138,808
Vanguard Short-Term Corporate Bond ETF	24,982	2,001,558
Vanguard Short-Term Inflation-Protected
Securities ETF	18,544	911,994
Vanguard Small-Cap ETF	637	93,588
Vanguard Total Bond Market ETF	38,086	3,132,193
Xtrackers USD High Yield Corporate Bond ETF	9,307	455,671
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $18,540,349)		$19,234,871
SECURITIES LENDING COLLATERAL - 8.8%
John Hancock Collateral Trust, 2.3405% (D)(E)	226,846	2,270,050
TOTAL SECURITIES LENDING COLLATERAL (Cost $2,270,050)		$2,270,050
SHORT-TERM INVESTMENTS - 0.3%
Money market funds - 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3150% (D)	58,338	58,338
TOTAL SHORT-TERM INVESTMENTS (Cost $58,338)		$58,338
Total investments (Cost $28,008,376) - 108.9%		$28,050,015
Other assets and liabilities, net - (8.9%)		(2,284,121)
TOTAL NET ASSETS - 100.0%		$25,765,894

Percentages are based upon net assets.

Security Abbreviations and Legend

JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC

(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 5-31-19.
(D)	The rate shown is the annualized seven-day yield as of 5-31-19.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

8 JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

Notes to Portfolios’ investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios’ Valuation Policies and Procedures.

In order to value the securities, the portfolios use the following valuation techniques: Except for investments in exchange-traded funds (ETFs), investments by the portfolios in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. ETFs held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of May 31, 2019, all investments are categorized as Level 1 under the hierarchy described above.

Investments in affiliated underlying funds. The portfolios invest in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investments may represent a significant portion of each underlying funds’ net assets.

Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, by the portfolios from its investments in affiliated underlying funds is as follows:

				Dividends and distributions
								Change in
	Beginning			Ending	Income	Capital gain		unrealized
	share	Shares	Shares	share	distributions	distributions	Realized	appreciation	Ending
Portfolio	amount	purchased	sold	amount	received	received	gain (loss)	(depreciation)	value
Multi-Index 2060 Lifetime Portfolio
John Hancock
Collateral Trust	3,668	1,699,829	(1,693,760)	9,737	—	—	$72	—	$97,440
Strategic Equity
Allocation	719,451	696,227	(62,822)	1,352,856	$219,526	$1,495,684	(274,684)	($2,018,326)	14,489,086

					$219,526	$1,495,684	($274,612)	($2,018,326)	$14,586,526

Multi-Index 2055 Lifetime Portfolio
John Hancock
Collateral Trust	17,238	3,308,876	(3,229,761)	96,353	—	—	$744	$6	$964,206
Strategic Equity
Allocation	3,155,665	1,549,303	(301,489)	4,403,479	$812,701	$5,537,140	(1,065,448)	(7,689,915)	47,161,263

					$812,701	$5,537,140	($1,064,704)	($7,689,909)	$48,125,469

Multi-Index 2050 Lifetime Portfolio
John Hancock
Collateral Trust	49,917	7,409,926	(7,391,613)	68,230	—	—	($428)	($48)	$682,779
Strategic Equity
Allocation	4,771,059	2,163,681	(506,451)	6,428,289	$1,193,152	$8,129,250	(1,659,775)	(11,244,676)	68,846,975

					$1,193,152	$8,129,250	($1,660,203)	($11,244,724)	$69,529,754

Multi-Index 2045 Lifetime Portfolio
John Hancock
Collateral Trust	37,044	10,342,732	(10,130,995)	248,781	—	—	$148	$199	$2,489,547
Strategic Equity
Allocation	6,842,445	2,884,714	(577,149)	9,150,010	$1,682,897	$11,466,005	(1,566,930)	(16,695,487)	97,996,611

					$1,682,897	$11,466,005	($1,566,782)	($16,695,288)	$100,486,158

Multi-Index 2040 Lifetime Portfolio
John Hancock
Collateral Trust	52,449	11,853,691	(11,547,548)	358,592	—	—	$436	$57	$3,588,427
Strategic Equity
Allocation	7,729,740	3,103,639	(640,151)	10,193,228	$1,936,469	$13,193,661	(2,092,588)	(18,842,800)	109,169,473

					$1,936,469	$13,193,661	($2,092,152)	($18,842,743)	$112,757,900

Multi-Index 2035 Lifetime Portfolio
John Hancock
Collateral Trust	174,014	14,427,030	(13,615,911)	985,133	—	—	$2,110	$81	$9,858,228

9

				Dividends and distributions
								Change in
	Beginning			Ending	Income	Capital gain		unrealized
	share	Shares	Shares	share	distributions	distributions	Realized	appreciation	Ending
Portfolio	amount	purchased	sold	amount	received	received	gain (loss)	(depreciation)	value
Strategic Equity
Allocation	8,674,471	3,151,549	(916,209)	10,909,811	$2,129,876	$14,511,390	(2,317,072)	(20,632,437)	116,844,076

					$2,129,876	$14,511,390	($2,314,962)	($20,632,356)	$126,702,304

Multi-Index 2030 Lifetime Portfolio
John Hancock
Collateral Trust	493,092	13,759,765	(13,483,806)	769,051	—	—	$2,662	($461)	$7,695,894
Strategic Equity
Allocation	8,346,865	3,271,293	(964,779)	10,653,379	$2,092,456	$14,256,439	(2,576,280)	(19,900,877)	114,097,689

					$2,092,456	$14,256,439	($2,573,618)	($19,901,338)	$121,793,583

Multi-Index 2025 Lifetime Portfolio
John Hancock
Collateral Trust	477,476	12,736,540	(11,806,957)	1,407,059	—	—	$2,263	($519)	$14,080,444
Strategic Equity
Allocation	6,628,764	2,498,321	(1,073,946)	8,053,139	$1,578,455	$10,754,416	(2,382,555)	(14,772,970)	86,249,122

					$1,578,455	$10,754,416	($2,380,292)	($14,773,489)	$100,329,566

Multi-Index 2020 Lifetime Portfolio
John Hancock
Collateral Trust	407,863	10,444,504	(10,510,650)	341,717	—	—	$3,126	($47)	$3,419,559
Strategic Equity
Allocation	3,553,643	1,291,244	(663,148)	4,181,739	$869,223	$5,922,238	(1,442,869)	(7,892,840)	44,786,430

					$869,223	$5,922,238	($1,439,743)	($7,892,887)	$48,205,989

Multi-Index 2015 Lifetime Portfolio
John Hancock
Collateral Trust	135,707	2,551,427	(2,347,851)	339,283	—	—	$900	—	$3,395,205
Strategic Equity
Allocation	873,149	374,686	(147,776)	1,100,059	$216,400	$1,474,391	(392,412)	($1,926,450)	11,781,634

					$216,400	$1,474,391	($391,512)	($1,926,450)	$15,176,839

Multi-Index 2010 Lifetime Portfolio
John Hancock
Collateral Trust	107,465	1,328,854	(1,209,473)	226,846	—	—	$505	—	$2,270,050
Strategic Equity
Allocation	501,867	279,398	(175,592)	605,673	$112,002	$763,096	(143,061)	($1,088,839)	6,486,756

					$112,002	$763,096	($142,556)	($1,088,839)	$8,756,806

For additional information on the portfolios’ significant accounting policies, please refer to the portfolios’ most recent semiannual or annual shareholder report.

10

More information

How to contact us

Internet	www.jhinvestments.com

Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	2000 Crown Colony Drive
	Boston, MA 02205-5913	Suite 55913
Quincy, MA 02169-0953

Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

This report is for the information of the shareholders of John Hancock Multi-Index Lifetime Portfolios.	RL2Q3	05/19 7/19